As filed with the Securities and Exchange Commission on May 21, 2015
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	184	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	139	[ X ]
(Check appropriate box or boxes)
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
on _________________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on _________________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _________________ pursuant to paragraph (a)(2)
on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Class A and Class C Shares of Neuberger Berman Genesis Fund, which was filed with the Securities and Exchange Commission on May 6, 2015, in Post-Effective Amendment No. 183 to the Registrant’s registration statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 184 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 21st day of May, 2015.

NEUBERGER BERMAN EQUITY FUNDS
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 184 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Conti	President, Chief Executive Officer and Trustee	May 21, 2015
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 21, 2015
John M. McGovern
/s/ Joseph V. Amato	Trustee	May 21, 2015
Joseph V. Amato*
/s/ Faith Colish	Trustee	May 21, 2015
Faith Colish*
/s/ Martha C. Goss	Trustee	May 21, 2015
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	May 21, 2015
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	May 21, 2015
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	May 21, 2015
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	May 21, 2015
Tom D. Seip*
/s/ Candace L. Straight	Trustee	May 21, 2015
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	May 21, 2015
Peter P. Trapp*
*Signatures affixed by Lynn A. Schweinfurth on May 21, 2015, pursuant to a power of attorney filed with Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on July 12, 2013.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX
Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase